SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, accumulated depreciation	$ 26.0	$ 22.9
Property and equipment, net book value	$ 24.5	27.7
Intangible assets, useful lives	10 years
Foreign currency translation adjustments	$ 0.3	$ 0.4	$ 0.4
Low
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
High
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	50 years